Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

Schedule of Share-based Compensation, Restricted Shares, Activity
Unvested Shares	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(71,500)	12.49
Unvested as at June 30, 2019	956,500	$8.46